Deferred Income Tax and income Tax Expense - Schedule of expected period of expiry for unused tax losses not recognized in deferred tax assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	₩ 296,436	₩ 212,283
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	0	2,836
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,992	1,897
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	0	4,416
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	0	396
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	0	617
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	804	38
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,031	4,857
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	7,004	2,552
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,581	1,455
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	468	0
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	36	2,160
After 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	₩ 272,520	₩ 191,059